Premises and Equipment	12 Months Ended
Mar. 31, 2014
Property Plant And Equipment [Abstract]
Premises and Equipment

NOTE 5 - PREMISES AND EQUIPMENT

	March 31,
	2014	2013
	(In Thousands)
Land and land improvements	$3,561	$3,561
Buildings and improvements	7,043	7,027
Furnishings and equipment	3,023	3,168
Leasehold improvements	599	593

	14,226	14,349
Accumulated depreciation and amortization	(6,829)	(6,508)

	$7,397	$7,841

Rental expenses related to the occupancy of leased premises, including property taxes and common area maintenance totaled approximately $556,000, $538,000 and $429,000 for the years ended March 31, 2014, 2013 and 2012, respectively. The Bank leases six building spaces. Some operating leases contain renewal options and provisions requiring the Bank to pay property taxes and operating expenses over base amounts. At March 31, 2014, the minimum obligation under all non-cancellable lease agreements, which expire through May 31, 2020, for each of the years ended March 31 is as follows:

Amount
(In Thousands)
2015	$462
2016	367
2017	338
2018	300
2019	208
2020 & After	145

$1,820